Operating costs - Summary of research and development expenditure by individual project (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development [Line Items]
Total research and development expenditure	€ (322,875)	€ (218,502)	€ (139,573)
Filgotinib Program [Member]
Research and Development [Line Items]
Total research and development expenditure	(66,138)	(53,212)	(22,376)
CF program (partnered)
Research and Development [Line Items]
Total research and development expenditure	(30,137)	(46,192)	(31,203)
IPF program on GLPG1690 (proprietary)
Research and Development [Line Items]
Total research and development expenditure	(72,718)	(16,190)	(7,129)
OA program on GLPG1972 (partnered)
Research and Development [Line Items]
Total research and development expenditure	(15,751)	(7,317)	(6,538)
AtD program on MOR106 (partnered)
Research and Development [Line Items]
Total research and development expenditure	(14,999)	(8,404)	(3,491)
Other
Research and Development [Line Items]
Total research and development expenditure	€ (123,132)	€ (87,187)	€ (68,836)